UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        August 10, 2012
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    85

Form 13F Information Table Value Total:   $340,449 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


APACHE CORP                  COM         037411105    329     3735   SH                      SOLE                3735       0     0
APACHE CORP                  COM         037411105    376     4276   SH                      DEFINED     1          0    4276     0
BANNER CORP                  COM NEW     06652V208   1014    46245   SH                      SOLE               46245       0     0
BANNER CORP                  COM NEW     06652V208   1178    53755   SH                      DEFINED     1          0   53755     0
CAPITALSOURCE INC            COM         14055X102   6693   995928   SH                      SOLE              995928       0     0
CAPITALSOURCE INC            COM         14055X102   6748  1004072   SH                      DEFINED     1          0 1004072     0
CHESAPEAKE ENERGY CORP       COM         165167107   1234    66300   SH         PUT          SOLE               66300       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   1401    75300   SH         PUT          DEFINED     1          0   75300     0
CHESAPEAKE ENERGY CORP       COM         165167107   1728    92900   SH         PUT          SOLE               92900       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   1993   107100   SH         PUT          DEFINED     1          0  107100     0
CHESAPEAKE ENERGY CORP       COM         165167107   1738    93400   SH         PUT          SOLE               93400       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   1972   106000   SH         PUT          DEFINED     1          0  106000     0
CHESAPEAKE ENERGY CORP       COM         165167107   2123   114100   SH         CALL         SOLE              114100       0     0
CHESAPEAKE ENERGY CORP       COM         165167107   2489   133800   SH         CALL         DEFINED     1          0  133800     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307   2081   121435   SH                      SOLE              121435       0     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307   2203   128565   SH                      DEFINED     1          0  128565     0
CLEAR CHANNEL OUTDOOR HLDGS  CL A        18451C109   1745   289707   SH                      SOLE              289707       0     0
CLEAR CHANNEL OUTDOOR HLDGS  CL A        18451C109   1920   318909   SH                      DEFINED     1          0  318909     0
COLLECTIVE BRANDS INC        COM         19421W100   1581    73806   SH                      SOLE               73806       0     0
COLLECTIVE BRANDS INC        COM         19421W100   1667    77794   SH                      DEFINED     1          0   77794     0
COMPUTER SCIENCES CORP       COM         205363104   2597   104600   SH         PUT          SOLE              104600       0     0
COMPUTER SCIENCES CORP       COM         205363104   2989   120400   SH         PUT          DEFINED     1          0  120400     0
COMPUTER SCIENCES CORP       COM         205363104   3170   127700   SH         PUT          SOLE              127700       0     0
COMPUTER SCIENCES CORP       COM         205363104   3656   147300   SH         PUT          DEFINED     1          0  147300     0
COOPER INDUSTRIES PLC        SHS         G24140108   6624    97145   SH                      SOLE               97145       0     0
COOPER INDUSTRIES PLC        SHS         G24140108   7013   102855   SH                      DEFINED     1          0  102855     0
CUMULUS MEDIA INC            CL A        231082108    590   195838   SH                      SOLE              195838       0     0
CUMULUS MEDIA INC            CL A        231082108    597   198019   SH                      DEFINED     1          0  198019     0
DOLLAR THRIFTY AUTOMOTIVE GP COM         256743105   2110    26059   SH                      SOLE               26059       0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM         256743105   1939    23941   SH                      DEFINED     1          0   23941     0
DONNELLEY R R & SONS CO      COM         257867101    550    46700   SH         PUT          SOLE               46700       0     0
DONNELLEY R R & SONS CO      COM         257867101    628    53300   SH         PUT          DEFINED     1          0   53300     0
DONNELLEY R R & SONS CO      COM         257867101   7805   663100   SH         PUT          SOLE              663100       0     0
DONNELLEY R R & SONS CO      COM         257867101   8438   716900   SH         PUT          DEFINED     1          0  716900     0
GENERAL MTRS CO              COM         37045V100   3992   202384   SH                      SOLE              202384       0     0
GENERAL MTRS CO              COM         37045V100   2840   144000   SH         CALL         SOLE              144000       0     0
GENERAL MTRS CO              COM         37045V100   8654   438800   SH         CALL         SOLE              438800       0     0
GENERAL MTRS CO              WT          37045V100   2209   112004   SH                      SOLE              112004       0     0
GENERAL MTRS CO              WT          37045V100   2209   112004   SH                      SOLE              112004       0     0
GOODRICH CORP                COM         382388106   4977    39215   SH                      SOLE               39215       0     0
GOODRICH CORP                COM         382388106   5120    40345   SH                      DEFINED     1          0   40345     0
GOODYEAR TIRE & RUBR CO      COM         382550101   5247   444258   SH                      SOLE              444258       0     0
GOODYEAR TIRE & RUBR CO      COM         382550101   5973   505742   SH                      DEFINED     1          0  505742     0
HANMI FINL CORP              COM NEW     410495204     85     8085   SH                      SOLE                8085       0     0
HANMI FINL CORP              COM NEW     410495204    100     9535   SH                      DEFINED     1          0    9535     0
HERTZ GLOBAL HOLDINGS INC    COM         42805T105   1820   142180   SH                      SOLE              142180       0     0
HERTZ GLOBAL HOLDINGS INC    COM         42805T105   2021   157820   SH                      DEFINED     1          0  157820     0
KINDER MORGAN INC DEL        WT          49456B101  22006   682966   SH                      SOLE              682966       0     0
KINDER MORGAN INC DEL        WT          49456B101  25861   802634   SH                      DEFINED     1          0  802634     0
LINCARE HLDGS INC            COM         532791100   2477    72803   SH                      SOLE               72803       0     0
LINCARE HLDGS INC            COM         532791100   2627    77197   SH                      DEFINED     1          0   77197     0
LYONDELLBASELL INDUSTRIES N  SHS - A -   N53745100   4350   108006   SH                      SOLE              108006       0     0
MGIC INVT CORP WIS           COM         552848103  12662  4396440   SH                      SOLE             4396440       0     0
MGIC INVT CORP WIS           COM         552848103  12695  4407832   SH                      DEFINED     1          0 4407832     0
PEPSICO INC                  COM         713448108   1646    23290   SH                      SOLE               23290       0     0
PEPSICO INC                  COM         713448108   1888    26710   SH                      DEFINED     1          0   26710     0
PEPSICO INC                  COM         713448108   7236   102400   SH         CALL         SOLE              102400       0     0
PEPSICO INC                  COM         713448108   8310   117600   SH         CALL         DEFINED     1          0  117600     0
PEPSICO INC                  COM         713448108  20661   292400   SH         CALL         SOLE              292400       0     0
PEPSICO INC                  COM         713448108  14224   201300   SH         CALL         DEFINED     1          0  201300     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    463    34058   SH                      SOLE               34058       0     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    717    52739   SH                      DEFINED     1          0   52739     0
QUEST SOFTWARE INC           COM         74834T103    148     5295   SH                      SOLE                5295       0     0
QUEST SOFTWARE INC           COM         74834T103    173     6205   SH                      DEFINED     1          0    6205     0
RANGE RES CORP               COM         75281A109    299     4827   SH                      SOLE                4827       0     0
RANGE RES CORP               COM         75281A109    342     5523   SH                      DEFINED     1          0    5523     0
SANOFI                       RT 12/31/20 80105N113   5811  4120644   SH                      SOLE             4120644       0     0
SANOFI                       RT 12/31/20 80105N113   2649  1878456   SH                      DEFINED     1          0 1878456     0
SOUTHWESTERN ENERGY CO       COM         845467109    339    10607   SH                      SOLE               10607       0     0
SOUTHWESTERN ENERGY CO       COM         845467109    388    12143   SH                      DEFINED     1          0   12143     0
STERLING FINL CORP WASH      COM NEW     859319303   2137   113107   SH                      SOLE              113107       0     0
STERLING FINL CORP WASH      COM NEW     859319303    966    51138   SH                      DEFINED     1          0   51138     0
TELEFONICA S A               SPNS ADR    879382208    304    23200   SH         PUT          SOLE               23200       0     0
TELEFONICA S A               SPNS ADR    879382208    352    26800   SH         PUT          DEFINED     1          0   26800     0
TELEFONICA S A               SPNS ADR    879382208    307    23400   SH         PUT          SOLE               23400       0     0
TELEFONICA S A               SPNS ADR    879382208    349    26600   SH         PUT          DEFINED     1          0   26600     0
TW TELECOM INC               COM         87311L104   4649   181167   SH                      SOLE              181167       0     0
TW TELECOM INC               COM         87311L104   4615   179833   SH                      DEFINED     1          0  179833     0
UNISYS CORP                  COM NEW     909214306   5926   303109   SH                      SOLE              303109       0     0
UNISYS CORP                  COM NEW     909214306   6782   346891   SH                      DEFINED     1          0  346891     0
UNWIRED PLANET INC NEW       COM         91531F103   3478  1511985   SH                      SOLE             1511985       0     0
UNWIRED PLANET INC NEW       COM         91531F103   3705  1610766   SH                      DEFINED     1          0 1610766     0
VISTEON CORP                 COM NEW     92839U206   6471   172543   SH                      SOLE              172543       0     0
WALGREEN CO                  COM         931422109   7858   265640   SH                      SOLE              265640       0     0
WALGREEN CO                  COM         931422109   8412   284360   SH                      DEFINED     1          0  284360     0